Borrowings and Lines of Credit (Long-Term Debt) (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Debt Instrument [Line Items]
Document Fiscal Year Focus		2018	2018
Proceeds from Issuance of Debt		$ 11,000
Debt Instrument, Interest Rate, Stated Percentage				3.10%
Debt Instrument, Maturity Year Date		2021	2021
Debt Instrument, Call Feature		Rockwell Collins debt which remained outstanding following the Merger.	Rockwell Collins debt which remained outstanding following the Merger.
Project financing obligations		$ 287		$ 158
Total principal long-term debt		44,416		27,118
Other debt (including capitalized leases)		287		195
Other (fair market value adjustments, discounts and debt issuance costs)		(348)		(25)
Total long-term debt		44,068		27,093
Less: current portion		2,876		2,104
Long-term debt, net of current portion		41,192		24,989
Long Term Debt Maturities Repayments Of Principal In Next Twelve Months		2,876
Long Term Debt Maturities Repayments Of Principal In Year Two		3,436
Long Term Debt Maturities Repayments Of Principal In Year Three		4,151
Long Term Debt Maturities Repayments Of Principal In Year Four		3,910
Long Term Debt Maturities Repayments Of Principal In Year Five		3,523
Long Term Debt Maturities Repayments Of Principal After Year Five		26,520
Notes 6.800% Due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 0		$ 99
Debt Instrument, Interest Rate, Stated Percentage				6.80%
Debt Instrument, Maturity Year Date		2018	2018
EURIBOR plus 0.800% floating rate notes due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[1]	$ 0		$ 890
Debt Instrument, Maturity Year Date		2018	2018
Debt Instrument, Call Feature		The three-month EURIBOR rate as of December 31, 2018 was approximately -0.309%. The notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.	The three-month EURIBOR rate as of December 31, 2018 was approximately -0.309%. The notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.
Junior subordinated notes 1.778% due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 0		$ 1,100
Debt Instrument, Interest Rate, Stated Percentage				1.778%
Debt Instrument, Maturity Year Date		2018	2018
LIBOR plus 0.350% floating rate notes due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[2]	$ 350		$ 350
Debt Instrument, Maturity Year Date		2019	2019
Debt Instrument, Call Feature		The three-month LIBOR rate as of December 31, 2018 was approximately 2.808%.	The three-month LIBOR rate as of December 31, 2018 was approximately 2.808%.
Notes 1.500% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 650		$ 650
Debt Instrument, Interest Rate, Stated Percentage				1.50%
Debt Instrument, Maturity Year Date		2019	2019
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 1.950% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[4]	$ 300		$ 0
Debt Instrument, Interest Rate, Stated Percentage				1.95%
Debt Instrument, Maturity Year Date		2019	2019
Debt Instrument, Call Feature		Rockwell Collins debt which remained outstanding following the Merger.	Rockwell Collins debt which remained outstanding following the Merger.
EURIBOR plus 0.15% floating rate notes due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date				Nov. 13, 2017	Nov. 13, 2017
Proceeds from Issuance of Debt | €	[5]				€ 750
Debt Instrument, Carrying Amount	[1]	$ 858		$ 890
Debt Instrument, Maturity Year Date		2019	2019
Debt Instrument, Call Feature		The three-month EURIBOR rate as of December 31, 2018 was approximately -0.309%. The notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.	The three-month EURIBOR rate as of December 31, 2018 was approximately -0.309%. The notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.
Notes 5.250% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[4]	$ 300		$ 0
Debt Instrument, Interest Rate, Stated Percentage				5.25%
Debt Instrument, Maturity Year Date		2019	2019
Debt Instrument, Call Feature		Rockwell Collins debt which remained outstanding following the Merger.	Rockwell Collins debt which remained outstanding following the Merger.
Notes 8.875% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 271		$ 271
Debt Instrument, Interest Rate, Stated Percentage				8.875%
Debt Instrument, Maturity Year Date		2019	2019
Notes 4.875% Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 171		$ 171
Debt Instrument, Interest Rate, Stated Percentage				4.875%
Debt Instrument, Maturity Year Date		2020	2020
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 4.500% Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 1,250		$ 1,250
Debt Instrument, Interest Rate, Stated Percentage				4.50%
Debt Instrument, Maturity Year Date		2020	2020
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 1.900% Due 2020 [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	[6]			$ 1,000
Debt Instrument, Carrying Amount	[3]	$ 1,000		$ 1,000
Debt Instrument, Interest Rate, Stated Percentage				1.90%
Debt Instrument, Maturity Year Date		2020	2020
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
EURIBOR plus 0.20% floating rate notes due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		May 18, 2018	May 18, 2018
Proceeds from Issuance of Debt | €	[7]		€ 750
Debt Instrument, Carrying Amount	[1]	$ 858		$ 0
Debt Instrument, Maturity Year Date		2020	2020
Debt Instrument, Call Feature		The three-month EURIBOR rate as of December 31, 2018 was approximately -0.309%. The notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.	The three-month EURIBOR rate as of December 31, 2018 was approximately -0.309%. The notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.
Notes 8.750% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 250		$ 250
Debt Instrument, Interest Rate, Stated Percentage				8.75%
Debt Instrument, Maturity Year Date		2021	2021
Notes 3.100% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[4]	$ 250		$ 0
Notes 3.350% due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Aug. 16, 2018	Aug. 16, 2018
Proceeds from Issuance of Debt	[8]	$ 1,000
Debt Instrument, Carrying Amount	[3]	$ 1,000		$ 0
Debt Instrument, Interest Rate, Stated Percentage				3.35%
Debt Instrument, Maturity Year Date		2021	2021
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
LIBOR plus 0.650% floating rate notes due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Aug. 16, 2018	Aug. 16, 2018
Proceeds from Issuance of Debt	[8]	$ 750
Debt Instrument, Carrying Amount	[2],[3]	$ 750		$ 0
Debt Instrument, Maturity Year Date		2021	2021
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms. The three-month LIBOR rate as of December 31, 2018 was approximately 2.808%.	We may redeem these notes at our option pursuant to their terms. The three-month LIBOR rate as of December 31, 2018 was approximately 2.808%.
Notes 1.950% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 750		$ 750
Debt Instrument, Interest Rate, Stated Percentage				1.95%
Debt Instrument, Maturity Year Date		2021	2021
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 1.125% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 1,088		$ 1,127
Debt Instrument, Interest Rate, Stated Percentage				1.125%
Debt Instrument, Maturity Year Date		2021	2021
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 2.300% Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date				May 04, 2017	May 04, 2017
Proceeds from Issuance of Debt	[6]			$ 500
Debt Instrument, Carrying Amount	[3]	$ 500		$ 500
Debt Instrument, Interest Rate, Stated Percentage				2.30%
Debt Instrument, Maturity Year Date		2022	2022
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 2.800% Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[4]	$ 1,100		$ 0
Debt Instrument, Interest Rate, Stated Percentage				2.80%
Debt Instrument, Maturity Year Date		2022	2022
Debt Instrument, Call Feature		Rockwell Collins debt which remained outstanding following the Merger.	Rockwell Collins debt which remained outstanding following the Merger.
Notes 3.100% Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 2,300		$ 2,300
Debt Instrument, Interest Rate, Stated Percentage				3.10%
Debt Instrument, Maturity Year Date		2022	2022
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 1.250% due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 858		$ 890
Debt Instrument, Interest Rate, Stated Percentage				1.25%
Debt Instrument, Maturity Year Date		2023	2023
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 3.650% Due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Aug. 16, 2018	Aug. 16, 2018
Proceeds from Issuance of Debt	[8]	$ 2,250
Debt Instrument, Carrying Amount	[3]	$ 2,250		$ 0
Debt Instrument, Interest Rate, Stated Percentage				3.65%
Debt Instrument, Maturity Year Date		2023	2023
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 3.700% Due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[4]	$ 400		$ 0
Debt Instrument, Interest Rate, Stated Percentage				3.70%
Debt Instrument, Maturity Year Date		2023	2023
Debt Instrument, Call Feature		Rockwell Collins debt which remained outstanding following the Merger.	Rockwell Collins debt which remained outstanding following the Merger.
Notes 2.800% Due 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date				May 04, 2017	May 04, 2017
Proceeds from Issuance of Debt	[6]			$ 800
Debt Instrument, Carrying Amount	[3]	$ 800		$ 800
Debt Instrument, Interest Rate, Stated Percentage				2.80%
Debt Instrument, Maturity Year Date		2024	2024
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 3.200% Due 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[4]	$ 950		$ 0
Debt Instrument, Interest Rate, Stated Percentage				3.20%
Debt Instrument, Maturity Year Date		2024	2024
Debt Instrument, Call Feature		Rockwell Collins debt which remained outstanding following the Merger.	Rockwell Collins debt which remained outstanding following the Merger.
Notes 1.150% Due 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		May 18, 2018	May 18, 2018
Proceeds from Issuance of Debt | €	[7]		€ 750
Debt Instrument, Carrying Amount	[3]	$ 858		$ 0
Debt Instrument, Interest Rate, Stated Percentage				1.15%
Debt Instrument, Maturity Year Date		2024	2024
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 3.950% Due 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Aug. 16, 2018	Aug. 16, 2018
Proceeds from Issuance of Debt	[8]	$ 1,500
Debt Instrument, Carrying Amount	[3]	$ 1,500		$ 0
Debt Instrument, Interest Rate, Stated Percentage				3.95%
Debt Instrument, Maturity Year Date		2025	2025
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 1.875% Due 2026 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 573		$ 593
Debt Instrument, Interest Rate, Stated Percentage				1.875%
Debt Instrument, Maturity Year Date		2026	2026
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 2.650% Due 2026 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 1,150		$ 1,150
Debt Instrument, Interest Rate, Stated Percentage				2.65%
Debt Instrument, Maturity Year Date		2026	2026
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 3.125% Due 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date				May 04, 2017	May 04, 2017
Proceeds from Issuance of Debt	[6]			$ 1,100
Debt Instrument, Carrying Amount	[3]	$ 1,100		$ 1,100
Debt Instrument, Interest Rate, Stated Percentage				3.125%
Debt Instrument, Maturity Year Date		2027	2027
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 3.500% Due 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[4]	$ 1,300		$ 0
Debt Instrument, Interest Rate, Stated Percentage				3.50%
Debt Instrument, Maturity Year Date		2027	2027
Debt Instrument, Call Feature		Rockwell Collins debt which remained outstanding following the Merger.	Rockwell Collins debt which remained outstanding following the Merger.
Notes 7.100% Due 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 141		$ 141
Debt Instrument, Interest Rate, Stated Percentage				7.10%
Debt Instrument, Maturity Year Date		2027	2027
Notes 6.700% Due 2028 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 400		$ 400
Debt Instrument, Interest Rate, Stated Percentage				6.70%
Debt Instrument, Maturity Year Date		2028	2028
Notes 4.125% Due 2028 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Aug. 16, 2018	Aug. 16, 2018
Proceeds from Issuance of Debt	[8]	$ 3,000
Debt Instrument, Carrying Amount	[3]	$ 3,000		$ 0
Debt Instrument, Interest Rate, Stated Percentage				4.125%
Debt Instrument, Maturity Year Date		2028	2028
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 7.500% Due 2029 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 550		$ 550
Debt Instrument, Interest Rate, Stated Percentage				7.50%
Debt Instrument, Maturity Year Date		2029	2029
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 2.150% Due 2030 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		May 18, 2018	May 18, 2018
Proceeds from Issuance of Debt | €	[7]		€ 500
Debt Instrument, Carrying Amount	[3]	$ 573		$ 0
Debt Instrument, Interest Rate, Stated Percentage				2.15%
Debt Instrument, Maturity Year Date		2030	2030
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 5.400% Due 2035 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 600		$ 600
Debt Instrument, Interest Rate, Stated Percentage				5.40%
Debt Instrument, Maturity Year Date		2035	2035
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 6.050% Due 2036 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 600		$ 600
Debt Instrument, Interest Rate, Stated Percentage				6.05%
Debt Instrument, Maturity Year Date		2036	2036
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 6.800% Due 2036 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 134		$ 134
Debt Instrument, Interest Rate, Stated Percentage				6.80%
Debt Instrument, Maturity Year Date		2036	2036
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 7.000% Due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount		$ 159		$ 159
Debt Instrument, Interest Rate, Stated Percentage				7.00%
Debt Instrument, Maturity Year Date		2038	2038
Notes 6.125% Due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 1,000		$ 1,000
Debt Instrument, Interest Rate, Stated Percentage				6.125%
Debt Instrument, Maturity Year Date		2038	2038
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 4.450% Due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Aug. 16, 2018	Aug. 16, 2018
Proceeds from Issuance of Debt	[8]	$ 750
Debt Instrument, Carrying Amount	[3]	$ 750		$ 0
Debt Instrument, Interest Rate, Stated Percentage				4.45%
Debt Instrument, Maturity Year Date		2038	2038
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 5.700% Due 2040 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 1,000		$ 1,000
Debt Instrument, Interest Rate, Stated Percentage				5.70%
Debt Instrument, Maturity Year Date		2040	2040
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 4.500% Due 2042 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 3,500		$ 3,500
Debt Instrument, Interest Rate, Stated Percentage				4.50%
Debt Instrument, Maturity Year Date		2042	2042
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 4.800% Due 2043 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[4]	$ 400		$ 0
Debt Instrument, Interest Rate, Stated Percentage				4.80%
Debt Instrument, Maturity Year Date		2043	2043
Debt Instrument, Call Feature		Rockwell Collins debt which remained outstanding following the Merger.	Rockwell Collins debt which remained outstanding following the Merger.
Notes 4.150% Due 2045 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 850		$ 850
Debt Instrument, Interest Rate, Stated Percentage				4.15%
Debt Instrument, Maturity Year Date		2045	2045
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 3.750% Due 2046 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[3]	$ 1,100		$ 1,100
Debt Instrument, Interest Rate, Stated Percentage				3.75%
Debt Instrument, Maturity Year Date		2046	2046
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 4.050% Due 2047 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date				May 04, 2017	May 04, 2017
Proceeds from Issuance of Debt	[6]			$ 600
Debt Instrument, Carrying Amount	[3]	$ 600		$ 600
Debt Instrument, Interest Rate, Stated Percentage				4.05%
Debt Instrument, Maturity Year Date		2047	2047
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.
Notes 4.350% Due 2047 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	[4]	$ 1,000		$ 0
Debt Instrument, Interest Rate, Stated Percentage				4.35%
Debt Instrument, Maturity Year Date		2047	2047
Debt Instrument, Call Feature		Rockwell Collins debt which remained outstanding following the Merger.	Rockwell Collins debt which remained outstanding following the Merger.
Notes 4.625% Due 2048 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date		Aug. 16, 2018	Aug. 16, 2018
Proceeds from Issuance of Debt	[5]	$ 1,750
Debt Instrument, Carrying Amount	[3]	$ 1,750		$ 0
Debt Instrument, Interest Rate, Stated Percentage				4.625%
Debt Instrument, Maturity Year Date		2048	2048
Debt Instrument, Call Feature		We may redeem these notes at our option pursuant to their terms.	We may redeem these notes at our option pursuant to their terms.

[1]	The three-month EURIBOR rate as of December 31, 2018 was approximately -0.309%. The notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.
[2]	The three-month LIBOR rate as of December 31, 2018 was approximately 2.808%.
[3]	We may redeem these notes at our option pursuant to their terms.
[4]	4Rockwell Collins debt which remained outstanding following the Merger.
[5]	2The net proceeds from these debt issuances were used to fund the repayment of commercial paper and for other general corporate purposes.
[6]	4The net proceeds received from these debt issuances were used to fund the repayment at maturity of our 1.800% notes due 2017, representing $1.5 billion in aggregate principal and other general corporate purposes.
[7]	3The net proceeds received from these debt issuances were used for general corporate purposes.
[8]	1The net proceeds received from these debt issuances were used to partially finance the cash consideration portion of the purchase price for Rockwell Collins and fees, expenses and other amounts related to the acquisition of Rockwell Collins.